Intangible and Tangible Assets	12 Months Ended
Dec. 31, 2020
Intangible And Tangible Assets
Intangible and Tangible Assets

1. Intangible and tangible assets

In the 2020 financial year, impairment losses on tangible assets were recognized in the amount of EUR 0 thousand (previous year: EUR 527 thousand) and on intangible assets in the amount of EUR 2,001 thousand (previous year: EUR 0 thousand). The impairment losses on property, plant and equipment in the previous year were included in the cost of sales, and those on intangible assets are also included in the cost of sales.

The cost of short-term and low-value leases amounts to EUR 374 thousand (previous year: EUR 386 thousand). The income from a sublease agreement amounts to EUR 33 thousand (previous year: EUR 34 thousand).

Intangible assets include the marketing license for Xepi® acquired as part of the acquisition of Cutanea Life Sciences, Inc. on March 25, 2019 in the amount of EUR 16,720 thousand. The acquisition costs of the license amounted to EUR 23,604 thousand translated at the acquisition date and will be amortized over a useful life of 139 months corresponding to the term of the license agreement.

Biofrontera uses external and internal sources of information to evaluate at each reporting date whether there are any indications of impairment or a reversal of impairment.

As of March 31, 2020, an impairment loss of EUR 2,001 thousand was recognized on the value in use of EUR 21,981 thousand on the license. Within the framework of the impairment in fiscal year 2020, term-specific cost of capital rates in the range of 8.87% to 9.07% were used. A change in the expected profits from the sale of Xepi® of +5% (-5%) would result in a change in the impairment of EUR 1,151 thousand; an increase or decrease in the weighted average cost of capital of 1% would result in a decrease in the impairment of EUR 1,550 thousand and an increase in the impairment of EUR 1,696 thousand, respectively.

Due to the COVID-19 pandemic, the planned re-launch to better position Xepi was prevented. The resulting reduced sales of Xepi® have led to a reassessment of the medium-term business and earnings outlook. As of December 31, 2020, Biofrontera has not identified any indication for impairment or reversal of impairment.

Tangible and intangible assets are composed as follows:

Statement of changes in non-current assets for 2020

in EUR thousands	Purchase and production cost					Accumulated depreciation and amortization					Carrying amounts
	Jan. 01,2020	Currency translation	Additions	Disposals	Dec. 31, 2020	Jan. 01, 2020	Currency translation	Additions	Disposals	Dec. 31, 2020	Dec. 31, 2020	Jan. 01, 2020
Tangible assets and leases
Operating and business equipment	3,647	(46)	548	(191)	3,958	(2,492)	18	(276)	176	(2,574)	1,385	1,155
Right-of-use leasing properties	3,560	-	653	-	4,213	(505)	-	(722)	-	(1,227)	2,986	3,055
Right-of-use leasing tangible assets	1,612	-	166	-	1,778	(592)	-	(505)	-	(1,098)	681	1,020
	8,819	(46)	1,367	(191)	9,949	(3,589)	18	(1,503)	176	(4,898)	5,051	5,230

Intangible assets
Software and licenses	206	(2)	25	(1)	227	(190)	2	(14)	1	(201)	27	16
Right-of-use assets	24,474	(2,138)	-	-	22,336	(2,356)	582	(3,816)	-	(5,590)	16,746	22,118
Intangible assets under development	715	-	201	-	916	-	-	-	-	-	916	715
	25,395	(2,140)	226	(1)	23,480	(2,546)	584	(3,830)	1	(5,791)	17,689	22,849
	34,214	(2,185)	1,593	(193)	33,429	(6,135)	601	(5,333)	177	(10,689)	22,740	28,079

Statement of changes in non-current assets for 2019

in EUR thousands	Purchase and production cost						Accumulated depreciation and amortization					Carrying amounts
	Jan 01, 2019	Currency translation	Additions	Change of consolidation group	Disposals	Dec. 31, 2019	Jan. 01, 2019	Currency translation	Additions	Disposals	Dec. 31, 2019	Dec. 31, 2019	Jan. 01, 2019
Tangible assets and leases
Operating and business equipment	4,104	2	1,294	1,340	(3,093)	3,647	(3,309)	(1)	(482)	1,300	(2,492)	1,155	795
Right-of-use leasing properties	1,768	-	1,792	-	-	3,560	-	-	(505)	-	(505)	3,055	1,768
Right-of-use leasing tangible assets	567	-	1,045	-	-	1,612	-	-	(592)	-	(592)	1,020	567
	6,439	2	4,131	1,340	(3,093)	8,819	(3,309)	(1)	(1,579)	1,300	(3,589)	5,230	3,130

Intangible assets
Software and licenses	446	-	20	-	(260)	206	(427)	-	(21)	258	(190)	16	19
Right-of-use-assets	1,101	(69)	92	23,604	(254)	24,474	(1,035)	5	(1,556)	230	(2,356)	22,118	66
Intangible asset under development	267	-	448	-	-	715	-	-	-	-	-	715	267
	1,814	(69)	560	23,604	(514)	25,395	(1,462)	5	(1,577)	488	(2,546)	22,849	352
	8,253	(67)	4,691	24,944	(3,607)	34,214	(4,771)	4	(3,156)	1,788	(6,135)	28,079	3,482